Premises and Equipment	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Premises and Equipment	PREMISES AND EQUIPMENT
Premises and equipment at March 31, 2025 and 2026 consisted of the following:

	2025	2026
	(in millions)
Land	¥406,470	¥512,220
Buildings	794,868	848,904
Equipment and furniture	561,926	595,226
Leasehold improvements	284,171	306,522
Construction in progress	34,007	46,896
Total	2,081,442	2,309,768
Less accumulated depreciation	1,161,588	1,224,911
Premises and equipment-net	¥919,854	¥1,084,857
For the fiscal years ended March 31, 2024, 2025 and 2026, the MUFG Group recognized ¥3,159 million, ¥14,695 million and ¥4,709 million, respectively, of impairment losses for long-lived assets, primarily real estate which was either formerly used for its banking operations and is no longer used or real estate that is being used where recovery of the carrying amount is doubtful. In addition, ¥5,468 million, ¥363 million and ¥7 million of impairment losses were recognized for real estate held for sale for the fiscal years ended March 31, 2024, 2025 and 2026, respectively. These losses are included in Other non-interest expenses. In computing the amount of impairment losses, fair value was determined primarily based on market prices, if available, or the estimated price based on an appraisal.